BORROWINGS AND FINANCE LEASES - Disclosure of Carrying Value of Borrowings (Details)	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 4,383,000,000		€ 1,670,000,000	€ 1,492,000,000
Borrowings, less current portion	6,382,000,000		5,622,000,000
Current portion of borrowings	805,000,000		799,000,000
Repayments on third party borrowings	€ 569,000,000		625,000,000	€ 426,000,000
US$250 million 3.25% Notes 2021
Disclosure of detailed information about borrowings [line items]
Notional amount | $					$ 250,000,000
Borrowings, interest rate	3.25%				3.25%
Borrowings, less current portion	€ 0		221,000,000
US$300 million 4.50% Notes 2021
Disclosure of detailed information about borrowings [line items]
Notional amount | $					$ 300,000,000
Borrowings, interest rate	4.50%				4.50%
Borrowings, less current portion	€ 0		266,000,000
€350 million Floating Rate Note 2021
Disclosure of detailed information about borrowings [line items]
Notional amount	350,000,000
Borrowings, less current portion	€ 0		350,000,000
€350 million Floating Rate Note 2021 | Eurodollar
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	0.18%				0.18%
Minimum interest rate	0.00%				0.00%
$700 million 0.75% Notes 2022
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 700,000,000
Borrowings, interest rate	0.75%				0.75%
Borrowings, less current portion	€ 699,000,000		698,000,000
$350 million 2.63% Notes 2023
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 350,000,000
Borrowings, interest rate	2.63%				2.63%
Borrowings, less current portion	€ 349,000,000		348,000,000
$500 million 1.13% Notes 2024
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 500,000,000
Borrowings, interest rate	1.13%				1.13%
Borrowings, less current portion	€ 497,000,000		496,000,000
$350 million 2.38% Notes 2025
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 350,000,000
Borrowings, interest rate	2.38%				2.38%
Borrowings, less current portion	€ 347,000,000		347,000,000
$250 million 2.75% Notes 2026
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 250,000,000
Borrowings, interest rate	2.75%				2.75%
Borrowings, less current portion	€ 248,000,000		248,000,000
€600 million 1.75% Notes 2026
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 600,000,000
Borrowings, interest rate	1.75%				1.75%
Borrowings, less current portion	€ 592,000,000		0
$400 million 1.50% Notes 2027
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 400,000,000
Borrowings, interest rate	1.50%				1.50%
Borrowings, less current portion	€ 396,000,000		396,000,000
€250 million 1.50% Notes 2027
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 250,000,000
Borrowings, interest rate	1.50%				1.50%
Borrowings, less current portion	€ 263,000,000		0
$500 million 1.75% Notes 2028
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 500,000,000
Borrowings, interest rate	1.75%				1.75%
Borrowings, less current portion	€ 494,000,000		493,000,000
€750 million 0.20% Notes 2028
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 750,000,000
Borrowings, interest rate	0.20%				0.20%
Borrowings, less current portion	€ 742,000,000		0
$500 million 1.13% Notes 2029
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 500,000,000
Borrowings, interest rate	1.13%				1.13%
Borrowings, less current portion	€ 494,000,000		493,000,000
$500 million 1.88% Notes 2030
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 500,000,000
Borrowings, interest rate	1.88%				1.88%
Borrowings, less current portion	€ 496,000,000		495,000,000
$500 million 0.70% Notes 2031
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 500,000,000
Borrowings, interest rate	0.70%				0.70%
Borrowings, less current portion	€ 496,000,000		495,000,000
Lease obligations
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	€ 269,000,000		276,000,000
US$250 million 3.25% Notes 2021
Disclosure of detailed information about borrowings [line items]
Notional amount | $					$ 250,000,000
Borrowings, interest rate	3.25%				3.25%
Current portion of borrowings	€ 156,000,000		0
Repayments on third party borrowings | $		$ 255,000,000
US$300 million 4.50% Notes 2021
Disclosure of detailed information about borrowings [line items]
Notional amount | $					$ 300,000,000
Borrowings, interest rate	4.50%				4.50%
Current portion of borrowings	€ 203,000,000		0
€350 million Floating Rate Note 2021
Disclosure of detailed information about borrowings [line items]
Notional amount	350,000,000
Current portion of borrowings	€ 350,000,000		0
US$525 million 3.50% Notes 2020
Disclosure of detailed information about borrowings [line items]
Notional amount | $					$ 525,000,000
Borrowings, interest rate	3.50%				3.50%
Current portion of borrowings	€ 0		467,000,000
EUR commercial paper
Disclosure of detailed information about borrowings [line items]
Current portion of borrowings	0		221,000,000
Current lease obligations
Disclosure of detailed information about borrowings [line items]
Current portion of borrowings	96,000,000		€ 111,000,000
€650 million 1.5% Notes Due 2027
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 650,000,000